Biological Assets - Breakdown of Biological Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2022
Disclosure of information about agricultural produce [line items]
Biological assets	$ 42,774	$ 22,690	$ 23,827
Indoor cannabis production facilities
Disclosure of information about agricultural produce [line items]
Biological assets	21,522	8,428
Plant propagation production facilities
Disclosure of information about agricultural produce [line items]
Biological assets	$ 21,252	$ 14,262